Condensed Consolidating Financial Statements (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidating Financial Statements
Revenues	$ 7,463	$ 6,844	$ 6,600	$ 6,319	$ 6,621	$ 6,025	$ 5,848	$ 5,608	$ 27,226	$ 24,102	$ 21,565
Costs of revenues, exclusive of depreciation and amortization expense
Broadcast programming and other									11,655	10,074	9,064
Subscriber service expenses									1,911	1,681	1,525
Broadcast operations expenses									389	350	341
Selling, general and administrative expenses, exclusive of depreciation and amortization expense
Subscriber acquisition costs									3,390	3,005	2,773
Upgrade and retention costs									1,327	1,169	1,092
General and administrative expenses									1,576	1,445	1,457
Depreciation and amortization expense									2,349	2,482	2,640
Total operating costs and expenses									22,597	20,206	18,892
Operating profit	1,214	1,030	1,230	1,155	1,062	868	1,010	956	4,629	3,896	2,673
Interest income									34	39	41
Interest expense									(763)	(557)	(423)
Liberty transaction and related gains										67	(491)
Other, net									84	69	34
Income before income taxes									3,984	3,514	1,834
Income tax benefit (expense)									(1,348)	(1,202)	(827)
Net income									2,636	2,312	1,007
Less: Net income attributable to noncontrolling interest									(27)	(114)	(65)
Net income attributable to DIRECTV	718	516	701	674	618	479	543	558	2,609	2,198	942
Parent Guarantor
Selling, general and administrative expenses, exclusive of depreciation and amortization expense
General and administrative expenses									11	24	69
Depreciation and amortization expense											2
Total operating costs and expenses									11	24	71
Operating profit									(11)	(24)	(71)
Equity in income of consolidated subsidiaries									2,622	2,219	1,162
Interest income										1	12
Interest expense											(2)
Liberty transaction and related gains											(384)
Other, net									(4)	(10)	(1)
Income before income taxes									2,607	2,186	716
Income tax benefit (expense)									2	12	226
Net income									2,609	2,198	942
Net income attributable to DIRECTV									2,609	2,198	942
Co-Issuers
Condensed Consolidating Financial Statements
Revenues									682	463	332
Selling, general and administrative expenses, exclusive of depreciation and amortization expense
Operating profit									682	463	332
Equity in income of consolidated subsidiaries									1,947	1,835	1,029
Interest income										1	4
Interest expense									(692)	(480)	(335)
Other, net									(25)	(25)	(34)
Income before income taxes									1,912	1,794	996
Income tax benefit (expense)									13	14	16
Net income									1,925	1,808	1,012
Net income attributable to DIRECTV									1,925	1,808	1,012
Guarantor Subsidiaries
Condensed Consolidating Financial Statements
Revenues									21,872	20,268	18,671
Costs of revenues, exclusive of depreciation and amortization expense
Broadcast programming and other									9,799	8,699	8,027
Subscriber service expenses									1,435	1,340	1,268
Broadcast operations expenses									300	273	274
Selling, general and administrative expenses, exclusive of depreciation and amortization expense
Subscriber acquisition costs									2,794	2,631	2,478
Upgrade and retention costs									1,209	1,106	1,045
General and administrative expenses									1,729	1,466	1,226
Depreciation and amortization expense									1,587	1,926	2,275
Total operating costs and expenses									18,853	17,441	16,593
Operating profit									3,019	2,827	2,078
Interest income									1	4
Interest expense									(4)	(8)	(13)
Other, net									60	20	17
Income before income taxes									3,076	2,843	2,082
Income tax benefit (expense)									(1,129)	(1,008)	(1,053)
Net income									1,947	1,835	1,029
Net income attributable to DIRECTV									1,947	1,835	1,029
Non-Guarantor Subsidiaries
Condensed Consolidating Financial Statements
Revenues									5,422	3,895	2,907
Costs of revenues, exclusive of depreciation and amortization expense
Broadcast programming and other									1,916	1,428	1,043
Subscriber service expenses									476	341	257
Broadcast operations expenses									96	84	74
Selling, general and administrative expenses, exclusive of depreciation and amortization expense
Subscriber acquisition costs									596	374	295
Upgrade and retention costs									118	63	47
General and administrative expenses									519	419	494
Depreciation and amortization expense									762	556	363
Total operating costs and expenses									4,483	3,265	2,573
Operating profit									939	630	334
Interest income									44	44	38
Interest expense									(78)	(80)	(86)
Liberty transaction and related gains										67	(107)
Other, net									53	84	52
Income before income taxes									958	745	231
Income tax benefit (expense)									(234)	(220)	(16)
Net income									724	525	215
Less: Net income attributable to noncontrolling interest									(27)	(114)	(65)
Net income attributable to DIRECTV									697	411	150
Eliminations
Condensed Consolidating Financial Statements
Revenues									(750)	(524)	(345)
Costs of revenues, exclusive of depreciation and amortization expense
Broadcast programming and other									(60)	(53)	(6)
Broadcast operations expenses									(7)	(7)	(7)
Selling, general and administrative expenses, exclusive of depreciation and amortization expense
General and administrative expenses									(683)	(464)	(332)
Total operating costs and expenses									(750)	(524)	(345)
Equity in income of consolidated subsidiaries									(4,569)	(4,054)	(2,191)
Interest income									(11)	(11)	(13)
Interest expense									11	11	13
Income before income taxes									(4,569)	(4,054)	(2,191)
Net income									(4,569)	(4,054)	(2,191)
Net income attributable to DIRECTV									$ (4,569)	$ (4,054)	$ (2,191)